UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22759

SharesPost 100 Fund
(Exact name of Registrant as specified in charter)

1370 Willow Road
Menlo Park, CA 94025
(Address of principal executive offices) (Zip code)

National Corporate Research, Ltd.
c/o SharesPost 100 Fund
615 South DuPont Highway
City of Dover, County of Kent, Delaware 19901
 (Name and address of agent for service)

Copy to:
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
666 Third Avenue
New York, NY 10017

Registrant's telephone number, including area code: (800) 834-8707

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

FORM N-Q
Item 1. Schedule of Investments.

SHARESPOST 100 FUND
Schedule of Investments
September 30, 2016 (Unaudited)

	Number of Shares	Fair Value

COMMON STOCK IN PUBLIC COMPANIES – 2.1%
CLEAN TECHNOLOGY – 0.9%
Sunrun, Inc.(a)	109,520	$689,976

ENTERPRISE SOFTWARE – 1.2%
Apptio, Inc.(a)	45,832	851,100

TOTAL COMMON STOCK IN PUBLIC COMPANIES (Cost $2,495,952)		1,541,076

COMMON STOCK IN PRIVATE COMPANIES – 47.0%
ADVERTISING – 16.5%
Chartboost(a)	700,000	2,401,000
OpenX(a)	2,899,297	4,609,882
PubMatic(a)	200,000	2,128,000
Turn, Inc.(a)	456,250	2,787,688
		11,926,570
ANALYTICS/BIG DATA – 4.7%
Dataminr(a)	141,875	1,129,325
INRIX, Inc.(a)	70,750	2,272,490
		3,401,815
CLEAN TECHNOLOGY – 2.6%
Spruce Finance Inc.(a)	1,092,989	1,858,081

CONSUMER ELECTRONICS – 0.1%
AliphCom dba Jawbone(a)	125,000	65,000

ENTERPRISE SOFTWARE – 3.3%
Appirio(a)	169,792	1,112,138
SugarCRM(a)	59,068	424,108
Zuora, Inc.(a)	200,000	856,000
		2,392,246
FINANCE/PAYMENTS – 1.6%
Prosper Marketplace, Inc.(a)	244,130	1,144,970

GAMES – 3.3%
KABAM, Inc.(a)	1,190,000	2,368,100

HEALTHCARE/BIOTECH – 4.1%
Metabiota(a)	494,589	707,262
Practice Fusion(a)	734,000	880,800
ZocDoc(a)	61,016	1,394,216
		2,982,278
HOSTING/STORAGE – 3.6%
Code 42(a)	180,000	910,800
Hightail, Inc.(a)	136,028	209,483

SHARESPOST 100 FUND
Schedule of Investments
September 30, 2016 (Unaudited)

	Number of Shares	Fair Value

COMMON STOCK IN PRIVATE COMPANIES – 47.0% (CONTINUED)
HOSTING/STORAGE – 3.6% (CONTINUED)
Tintri(a)	235,937	$1,531,231
		2,651,514

MUSIC – 3.6%
Spotify(a)	1,068	2,647,294

SECURITY – 1.8%
AlienVault(a)	237,500	1,330,000

SOFTWARE – 1.8%
Acquia(a)	30,000	417,900
AppDynamics(a)	25,000	320,000
DocuSign, Inc.(a)	4,000	70,640
ServiceMax, Inc.(a)	65,000	472,550
		1,281,090

TOTAL COMMON STOCK IN PRIVATE COMPANIES (Cost $26,166,548)		34,048,958

PREFERRED STOCK IN PRIVATE COMPANIES – 36.5%
ADVERTISING – 3.4%
AppNexus, Inc.(a)	56,317	1,487,332
WideOrbit, Inc.(a)	400,000	988,000
		2,475,332
CLEAN TECHNOLOGY – 8.3%
Spruce Finance, Inc.(a)	100,000	1,250,000
Sungevity(a)	47,375,754	4,737,575
		5,987,575
CONSUMER ELECTRONICS – 1.0%
AliphCom dba Jawbone(a)	102,938	718,507

CONSUMER WEB – 0.2%
Musely(a)	7,961	100,012

FINANCE/PAYMENTS – 2.2%
Prosper Marketplace, Inc. - Preferred Class A and A1(a)	116,560	317,968
Social Finance	34,000	1,288,260
		1,606,228
GAMES – 5.8%
KABAM, Inc.(a)	1,046,017	2,081,574
RockYou, Inc.(a)	1,014,900	2,131,290
		4,212,864
HEALTHCARE/BIOTECH – 1.8%
Metabiota(a)	346,212	498,545

SHARESPOST 100 FUND
Schedule of Investments
September 30, 2016 (Unaudited)

	Number of Shares or Principal Amount	Fair Value

PREFERRED STOCK IN PRIVATE COMPANIES – 36.5% (CONTINUED)
HEALTHCARE/BIOTECH – 1.8% (CONTINUED)
ZocDoc(a)	35,000	$799,750
		1,298,295
MUSIC – 3.9%
SoundHound(a)	107,484	2,801,356

SECURITY – 2.8%
Lookout, Inc.(a)	204,000	2,035,920

SOFTWARE – 7.1%
DocuSign(a)	219,973	5,164,966

TOTAL PREFERRED STOCK IN PRIVATE COMPANIES (Cost $21,974,945)		26,401,055

CONVERTIBLE NOTES OF PRIVATE COMPANIES – 1.4%
CLEAN TECHNOLOGY – 1.4%
Sungevity, 15.00%, 06/30/2017	$500,000	$500,000
Sungevity, 15.00%, 08/31/2017	500,000	500,000

TOTAL CONVERTIBLE NOTES OF PRIVATE COMPANIES (Cost $1,000,000)		1,000,000

SHORT-TERM INVESTMENTS – 12.6%
DEMAND DEPOSIT – 12.6%
UMB Money Market Fiduciary, 0.01%(b)	9,121,402	9,121,402

TOTAL SHORT-TERM INVESTMENTS (Cost $9,121,402)		9,121,402

TOTAL INVESTMENTS – 99.6% (Cost $60,758,847)		72,112,491
Other assets less liabilities – 0.4%		298,498

NET ASSETS –100.0%		$72,410,989

(a)	Non-income Producing
(b)
Rate disclosed represents the seven day yield as of the Fund's period end. The UMB Money Market Fiduciary account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts.

SHARESPOST 100 FUND

Notes to Schedule of Investments September 30, 2016 (Unaudited)

Organization - SharesPost 100 Fund (the “Fund”) was established as a limited liability company under the laws of the State of Delaware on August 20, 2012 and converted into a Delaware statutory trust on March 22, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “interval fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of beneficial interest of the Fund (the “Shares”) will be continuously offered under Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”). As an interval fund, the Fund will make quarterly repurchase offers for 5% of the Fund’s outstanding Shares at net asset value (“NAV”), with no repurchase fee incurred. The Fund’s inception date was March 25, 2014. Prior to March 25, 2014, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of the Fund’s Shares under the Securities Act and the sale of 5,000 Shares (“Initial Shares”) for $100,000 to SP Investments Management, LLC (the “Investment Adviser”), which occurred on July 30, 2013.

The investment objective of the Fund is to provide investors capital appreciation, which it seeks to achieve by investing in the equity securities of certain private, operating, late-stage, growth companies primarily comprising the SharesPost 100, a list of companies selected and maintained by the Investment Adviser. The Investment Adviser’s primary strategy will be to invest in portfolio companies (each, a “Portfolio Company”) and generally to hold such securities until a liquidity event with respect to such Portfolio Company occurs, such as an initial public offering or a merger or acquisition transaction.

Investment Valuation - The Fund’s NAV is based in large part on the value of its securities which will be carried at fair value in accordance with the provision of FASB ASC Topic 820, Fair value Measurements and Disclosures. Where reliable market prices are available for those securities, the Investment Adviser will rely on those prices. However, because the securities in which the Fund invests are often illiquid, market prices may not be readily available or, where available, may be unreliable. At any point in time, there may be few recent purchase or sale transactions or offers on which to base the value of a given private share. In addition, the prices reflected in recent transactions or offers may be extremely sensitive to changes in supply or demand, including changes fueled by investor perceptions or other conditions.

When reliable market values are not available, the Fund’s investments will be valued by the Investment Adviser pursuant to fair valuation procedures and methodologies adopted by the Board of Trustees. While the Fund and the Investment Adviser will use good faith efforts to determine the fair value of the Fund’s securities, value will be dependent on the judgment of the Investment Adviser. The Investment Adviser may also rely to some extent on information provided by the Portfolio Companies. From time to time, the Fund may determine that it should modify its estimates or assumptions, as new information becomes available. As a consequence, the value of the securities and therefore the Fund’s NAV may vary. This may adversely affect Shareholders. Other than in connection with a liquidity event of a Portfolio Company, the Fund will generally sell Portfolio Company securities only in order (and only to the extent necessary) to fund quarterly repurchases of Fund Shares. However, because of the uncertainty and judgment involved in the valuation of the private shares, which do not have a readily available market, the estimated value of such shares may be different from values that would have been used had a ready market existed for such shares. In addition, in the event that the Fund desires to sell Portfolio Company shares, the Fund may also not be able to sell these securities at the prices at which they are carried on the Fund’s books, or may have to delay their sale in order to do so. This may adversely affect the Fund’s NAV.

SHARESPOST 100 FUND

The Board of Trustees has delegated the day-to-day responsibility for determining these fair values to the Investment Adviser, but the Board of Trustees has the ultimate responsibility for determining the fair value of the portfolio of the Fund. The Investment Adviser has developed the Fund’s valuation procedures and methodologies, which have been approved by the Board of Trustees, and will make valuation determinations and act in accordance with those procedures and methodologies, and in accordance with the 1940 Act. Valuation determinations are to be reviewed and, as necessary, ratified or revised quarterly by the Board of Trustees (or more frequently if necessary), including in connection with any quarterly repurchase offer.

Accounting policies generally accepted in the United States of America (“GAAP”) defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•
Level 1 — quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.) Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period. For the period ended September 30, 2016 there were transfers of $851,100 out of Level 3 and into Level 2, and transfers of $689,976 out of Level 2 and into Level 1. These transfers were due to changes in the liquidity restrictions of private holdings.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy and to the extent valuation adjustments are applied, as in the case where the securities are subject to "lock-up" restrictions, they are categorized in Level 2 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments which are marketable and to the extent the inputs are observable and timely, are categorized in Level 2 of the fair value hierarchy.

SHARESPOST 100 FUND

The Fund’s portfolio holdings are primarily in Level 3 investments. As they are not publicly traded, and many are subject to restrictions on resale, the investments are less liquid than publicly traded securities, resulting in increased liquidity risk to the Fund.

The Fund’s portfolio investments will generally not be in publicly traded securities. Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Investment Adviser under consistently applied policies and procedures approved by the Board of Trustees in accordance with GAAP. In connection with that determination, members of the Investment Adviser’s portfolio management team will prepare Portfolio Company valuations using the most recent Portfolio Company financial statements and forecasts when and if available. The types of factors that the Investment Adviser will take into account in determining fair value, subject to review and ratification where required by the Board of Trustees with respect to such non-traded investments will include, as relevant and, to the extent available, the Portfolio Company’s earnings, the markets in which the Portfolio Company does business, comparison to valuations of publicly traded companies in the Portfolio Company’s industry, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the Portfolio Company and other relevant factors. This information may not be available because it is difficult to obtain financial and other information with respect to private companies. Because such valuations are inherently uncertain and may be based on estimates, the determinations of fair value may differ materially from the values that would be assessed if a readily available market for these securities existed. Based on these factors, the investments in private companies will generally be presented as a Level 3 investment. Changes in accounting standards, such as the currently pending changes in revenue recognition policies, may not be adopted consistently by issuers or at the same time, and as a result varied implementation may make it more difficult for the Fund to properly evaluate or compare financial information provided by Portfolio Companies of the Fund or to determine the validity of data of publicly traded company comparables for purposes of valuing the Fund’s portfolio holdings.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s investments as of September 30, 2016:

Investment in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Security Type
Common stock in public companies*	$689,976	$851,100	$-	$1,541,076
Common stock in private companies*	-	-	34,048,958	34,048,958
Preferred stock in private companies*	-	-	26,401,055	26,401,055
Convertible notes of private companies*	-	-	1,000,000	1,000,000
Short Term Investments	9,121,402	-	-	9,121,402
Total	$9,811,378	$851,100	$61,450,013	$72,112,491

*	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

The following is a rollforward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance January 1, 2016	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Conversions		(Sales or) (Conversions)	Net realized gain/(loss)	Change in net unrealized gain	Ending balance September 30, 2016
SharesPost 100 Fund
Common stock in private companies	$27,012,005	$-	$(851,100)	$4,662,898		$-	$(1,225,679)	$4,450,834	$34,048,958
Preferred stock in private companies	19,453,214	-	-	4,834,675	**	(284,305)	22,305	2,375,166	26,401,055
Convertible notes of private companies	2,000,000	-	-	1,000,000		(2,000,000)**	-	-	1,000,000
	$48,465,219	$-	$(851,100)	$10,497,573		$(2,284,305)	$(1,203,374)	$6,826,000	$61,450,013

**	Amounts include $2,000,000 in convertible note, which along with $200,767 accrued interest was converted into $2,200,767 of preferred stock.

SHARESPOST 100 FUND

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September, 30, 2016:

Type of Level 3 Investment	Fair Value as of September 30, 2016	Valuation Technique	Unobservable Inputs	Range (Avg)
Common stock in private companies	$34,048,958	Market approach	Precedent Transactions	N/A

		Income approach	Revenue Multiples	0.91 - 8.76 (4.10)
			Stage Discout Rates	20% - 30% (22.21%)
			Execution Discount Rates	10% - 90% (42.08%)
			Discounts For Lack of	15% - 15% (15.00%)
Marketability

Preferred stock in private companies	26,401,055	Market approach	Precedent Transactions	N/A

		Income approach	Revenue Multiples	1.25 - 8.76 (3.61)
			Stage Discout Rates	20% - 60% (24.67%)
			Execution Discount Rates	10% - 90% (45.33%)
			Discounts For Lack of	15% - 15% (15.00%)
Marketability

Convertible notes of private companies	1,000,000	Market approach	Precedent Transactions	N/A

		Income approach	Revenue Multiples	3.33 – 3.33 (3.33)
			Stage Discout Rates	20% - 20% (20.00%)
			Execution Discount Rates	40% - 40% (40.00%)
			Discounts For Lack of	15% - 15% (15.00%)
Marketability

To the extent the revenue multiples increase, there is a corresponding increase in fair value; while as discount rates increase, there is a decrease in fair value.

Federal Income Tax Information
At September 30, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$60,758,847

Gross unrealized appreciation	$14,457,847
Gross unrealized depreciation	(3,104,203)

Net unrealized appreciation on investments	$11,353,644

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recently ended fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SharesPost 100 Fund

By:	/s/ Sven Weber
Sven Weber
President

Date:	11/16/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Sven Weber
Sven Weber
President
(Principal Executive Officer)

Date:	11/16/2016

By:	/s/ Ryan Stroub
Ryan Stroub
Treasurer
(Principal Financial Officer)

Date:	11/16/2016

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)